IMPAIRMENT TESTING (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT TESTING
Summary of impairment testing

							Excess values
	Impairment losses		Discount rate				(value in use over
	and (reversals)		applied		Recoverable amount		carrying amount)
	2021	2020	2021	2020	2021	2020	2021	2020
CGU	USDm	USDm	%	%	USDm	USDm	USDm	USDm
Main Fleet	—	—	6.7	7.0	2,276	1,747	269	8
Handysize	—	5.5	6.7	7.0	26	27	0	0
Total	—	5.5	—	—	2,302	1,774	269	8